Warrants - Predecessor (Details) - Warrant [Member] - USD ($)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance	25,572,059
Number of warrants, Issued
Number of warrants, Anti-Dilutive Adjustment
Number of warrants, Exercised
Shares Cancelled	(25,572,059)
Number of warrants, Forfeited
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance	$ 0.27
Weighted average exercise price per share, Issued
Weighted average exercise price per share, Anti-Dilutive Adjustment
Weighted average exercise price per share, Exercised
Weighted average exercise price per share, Cancelled	0.27
Weighted average exercise price per share, Forfeited
Weighted average exercise price per share, Outstanding ending balance
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance
Weighted average exercise price per share, Outstanding ending balance
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance
Number of warrants, Exercisable
Weighted Average Exercise Price Per Share, Exercisable
Aggregate intrinsic value, Exercisable
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding, Beginning balance	25,572,059
Shares Outstanding, Ending balance
Weighted average exercise price per share, Outstanding beginning balance	$ 0.27
Weighted average exercise price per share, Outstanding ending balance
Weighted Average Remaining Terms (in years), Beginning balance	3 years 10 months 21 days
Aggregate intrinsic value, Outstanding beginning balance
Aggregate intrinsic value, Outstanding ending balance